Document and Entity Information	12 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2021
Entity File Number	001-40413
Entity Registrant Name	Quipt Home Medical Corp.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1508109
Entity Address, Address Line One	1019 Town Drive
Entity Address, City or Town	Wilder
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41076
City Area Code	859
Local Phone Number	878-2220
Entity Primary SIC Number	3841
Title of 12(b) Security	Common Shares
Trading Symbol	QIPT
Security Exchange Name	NASDAQ
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001540013
Amendment Flag	false
Audited Annual Financial Statements	true
Annual Information Form	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	CT Corporation System